Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pursuant to Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” (or “CAP”) to our principal executive officer (“PEO”) and other NEOs (“non-PEO NEOs”) and certain measures of our financial performance for each of the last four completed fiscal years. In determining the CAP to our NEOs, we make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. Note that for our non-PEO NEOs, compensation is reported as an average of the CAP for such non-PEO NEOs. It is important to note that CAP does not represent the actual amount of pay that has been fully earned or realized, either in the fiscal year set forth in the table or at all. For a description of our executive compensation program and the alignment of executive compensation and performance for our PEO and our non-PEO NEOs, please refer to the Compensation Discussion and Analysis section of this Proxy Statement.
Year	Summary Compensation Table Total PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (GAAP, in thousands)(7)	Operating Profit (GAAP, in thousands)(8)
					Company Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	$5,100,604	$4,973,390	$1,446,954	$1,336,943	$167.18	$90.96	$83,994	$22,172
2022	$4,831,571	$7,726,443	$1,580,011	$1,887,872	$167.95	$82.21	$28,182	$45,519
2021	$4,628,135	$10,868,485	$2,056,418	$2,966,573	$150.77	$112.44	$13,254	$18,809
2020	$3,498,333	$2,928,232	$1,280,848	$1,275,324	$94.74	$110.08	($29,271)	($12,449)
(1)	The PEO for each year was our Chief Executive Officer, Patrick Harshman.
(2)	Represents the total compensation paid to our PEO in each listed year, as shown in the Summary Compensation Table of this Proxy Statement for such listed year.
(3)
The CAP does not mean that our PEO was actually paid those amounts in the listed year, or that our non-PEO NEOs were actually paid those amounts averaged and shown in the listed year, but these are dollar amounts derived from the starting point of SCT total compensation under the methodology prescribed under the relevant SEC rules as shown in the adjustment table below. For non-PEO NEOs, the indicated figures in the table show an average of each such figure for all such non-PEO NEOs in each listed year. The methodologies used for determining the fair values shown in the adjustment table below, including use of a Monte-Carlo methodology to determine fair value of TSR awards, are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation,” and we do not maintain any defined benefit or actuarial pension plans for our NEO’s. Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

	PEO				Non-PEO NEOs (average)
	2020	2021	2022	2023	2020	2021	2022	2023
Summary Compensation Table Total	$3,498,333	$4,628,135	$4,831,571	$5,100,604	$1,280,848	$2,056,418	$1,580,011	$1,446,954
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,270,749)	($3,069,282)	($3,116,592)	($3,994,583)	($653,820)	($1,271,651)	($751,151)	($1,039,094)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,475,519	$5,343,927	$5,003,296	$3,690,647	$828,308	$1,876,882	$1,072,004	$886,411
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	($401,000)	$3,778,266	$1,957,765	$9,981	($18,963)	$206,713	$132,497	$10,791
Adjust for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$18,002
Adjust for Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($278,321)	$187,439	($949,597)	$166,741	($136,451)	$98,210	($145,489)	$13,880
Subtract Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($95,550)	$—	$—	—	($24,598)	$—	$—	$—
Compensation Actually Paid	$2,928,232	$10,868,485	$7,726,443	$4,973,390	$1,275,324	$2,966,573	$1,887,872	$1,336,943
(4)
This figure is the average of the total compensation paid to our non-PEO NEOs in each listed year, as shown in the SCT of this proxy statement for such listed year. The non-PEO NEOs for 2020 to 2022 were Sanjay Kalra, Nimrod Ben-Natan, Neven Haltmayer and Ian Graham, and the non-PEO NEOs for 2023 were Walter Jankovic, Nimrod Ben-Natan, Neven Haltmayer, Ian Graham, Sanjay Kalra and Jeremy Rosenberg.

(5)
Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the last trading day prior to the first fiscal year reported in the table and reinvesting all dividends, if any, until the last day of each listed year.

(6)
The peer group used is the NASDAQ Telecommunications Index, as used in the Company’s performance graph in our annual report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported in the table and reinvesting all dividends, if any, until the last day of each listed year.

(7)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
(8)
In the Company’s assessment, operating profit as reflected in the Company’s audited financial statements is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in each of the listed years to link compensation actually paid to performance. Operating profit is determined by subtracting operating expense from gross profit, and gross profit is determined by subtracting cost of revenue from net revenue.

Company Selected Measure Name	operating profit
Named Executive Officers, Footnote
(1)	The PEO for each year was our Chief Executive Officer, Patrick Harshman.
(4)
This figure is the average of the total compensation paid to our non-PEO NEOs in each listed year, as shown in the SCT of this proxy statement for such listed year. The non-PEO NEOs for 2020 to 2022 were Sanjay Kalra, Nimrod Ben-Natan, Neven Haltmayer and Ian Graham, and the non-PEO NEOs for 2023 were Walter Jankovic, Nimrod Ben-Natan, Neven Haltmayer, Ian Graham, Sanjay Kalra and Jeremy Rosenberg.

Peer Group Issuers, Footnote
(6)
The peer group used is the NASDAQ Telecommunications Index, as used in the Company’s performance graph in our annual report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported in the table and reinvesting all dividends, if any, until the last day of each listed year.

PEO Total Compensation Amount	$ 5,100,604	$ 4,831,571	$ 4,628,135	$ 3,498,333
PEO Actually Paid Compensation Amount	$ 4,973,390	7,726,443	10,868,485	2,928,232
Adjustment To PEO Compensation, Footnote
(3)
The CAP does not mean that our PEO was actually paid those amounts in the listed year, or that our non-PEO NEOs were actually paid those amounts averaged and shown in the listed year, but these are dollar amounts derived from the starting point of SCT total compensation under the methodology prescribed under the relevant SEC rules as shown in the adjustment table below. For non-PEO NEOs, the indicated figures in the table show an average of each such figure for all such non-PEO NEOs in each listed year. The methodologies used for determining the fair values shown in the adjustment table below, including use of a Monte-Carlo methodology to determine fair value of TSR awards, are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation,” and we do not maintain any defined benefit or actuarial pension plans for our NEO’s. Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

	PEO				Non-PEO NEOs (average)
	2020	2021	2022	2023	2020	2021	2022	2023
Summary Compensation Table Total	$3,498,333	$4,628,135	$4,831,571	$5,100,604	$1,280,848	$2,056,418	$1,580,011	$1,446,954
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,270,749)	($3,069,282)	($3,116,592)	($3,994,583)	($653,820)	($1,271,651)	($751,151)	($1,039,094)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,475,519	$5,343,927	$5,003,296	$3,690,647	$828,308	$1,876,882	$1,072,004	$886,411
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	($401,000)	$3,778,266	$1,957,765	$9,981	($18,963)	$206,713	$132,497	$10,791
Adjust for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$18,002
Adjust for Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($278,321)	$187,439	($949,597)	$166,741	($136,451)	$98,210	($145,489)	$13,880
Subtract Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($95,550)	$—	$—	—	($24,598)	$—	$—	$—
Compensation Actually Paid	$2,928,232	$10,868,485	$7,726,443	$4,973,390	$1,275,324	$2,966,573	$1,887,872	$1,336,943

Non-PEO NEO Average Total Compensation Amount	$ 1,446,954	1,580,011	2,056,418	1,280,848
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,336,943	1,887,872	2,966,573	1,275,324
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The CAP does not mean that our PEO was actually paid those amounts in the listed year, or that our non-PEO NEOs were actually paid those amounts averaged and shown in the listed year, but these are dollar amounts derived from the starting point of SCT total compensation under the methodology prescribed under the relevant SEC rules as shown in the adjustment table below. For non-PEO NEOs, the indicated figures in the table show an average of each such figure for all such non-PEO NEOs in each listed year. The methodologies used for determining the fair values shown in the adjustment table below, including use of a Monte-Carlo methodology to determine fair value of TSR awards, are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation,” and we do not maintain any defined benefit or actuarial pension plans for our NEO’s. Accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

	PEO				Non-PEO NEOs (average)
	2020	2021	2022	2023	2020	2021	2022	2023
Summary Compensation Table Total	$3,498,333	$4,628,135	$4,831,571	$5,100,604	$1,280,848	$2,056,418	$1,580,011	$1,446,954
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,270,749)	($3,069,282)	($3,116,592)	($3,994,583)	($653,820)	($1,271,651)	($751,151)	($1,039,094)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,475,519	$5,343,927	$5,003,296	$3,690,647	$828,308	$1,876,882	$1,072,004	$886,411
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	($401,000)	$3,778,266	$1,957,765	$9,981	($18,963)	$206,713	$132,497	$10,791
Adjust for Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—	$—	$18,002
Adjust for Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($278,321)	$187,439	($949,597)	$166,741	($136,451)	$98,210	($145,489)	$13,880
Subtract Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($95,550)	$—	$—	—	($24,598)	$—	$—	$—
Compensation Actually Paid	$2,928,232	$10,868,485	$7,726,443	$4,973,390	$1,275,324	$2,966,573	$1,887,872	$1,336,943

Compensation Actually Paid vs. Total Shareholder Return
Certain CAP Relationships
The relationships between the Company’s TSR and the peer group TSR reported in the 2023 Pay Versus Performance table above, as well as between CAP and the Company’s TSR, net income and operating profit, are shown in the charts below. As shown in these charts and as more fully described in the notes to the 2023 Pay Versus Performance table above and the Compensation Discussion and Analysis in this Proxy Statement, there is significant alignment between CAP and the Company’s TSR and operating profit; TSR and operating profit are measures that have been specifically selected by the Compensation Committee for use in our executive compensation program for purposes of aligning executive compensation with Company performance. In addition, because a significant portion of target total direct pay (consisting of base salary, target bonus opportunity, and equity-based incentives) to our PEO and non-PEO NEOs is delivered in the form of long-term equity-based incentives, the change in CAP over time is impacted significantly by changes in our stock price.

Compensation Actually Paid vs. Net Income
Certain CAP Relationships
The relationships between the Company’s TSR and the peer group TSR reported in the 2023 Pay Versus Performance table above, as well as between CAP and the Company’s TSR, net income and operating profit, are shown in the charts below. As shown in these charts and as more fully described in the notes to the 2023 Pay Versus Performance table above and the Compensation Discussion and Analysis in this Proxy Statement, there is significant alignment between CAP and the Company’s TSR and operating profit; TSR and operating profit are measures that have been specifically selected by the Compensation Committee for use in our executive compensation program for purposes of aligning executive compensation with Company performance. In addition, because a significant portion of target total direct pay (consisting of base salary, target bonus opportunity, and equity-based incentives) to our PEO and non-PEO NEOs is delivered in the form of long-term equity-based incentives, the change in CAP over time is impacted significantly by changes in our stock price.

Compensation Actually Paid vs. Company Selected Measure
Certain CAP Relationships
The relationships between the Company’s TSR and the peer group TSR reported in the 2023 Pay Versus Performance table above, as well as between CAP and the Company’s TSR, net income and operating profit, are shown in the charts below. As shown in these charts and as more fully described in the notes to the 2023 Pay Versus Performance table above and the Compensation Discussion and Analysis in this Proxy Statement, there is significant alignment between CAP and the Company’s TSR and operating profit; TSR and operating profit are measures that have been specifically selected by the Compensation Committee for use in our executive compensation program for purposes of aligning executive compensation with Company performance. In addition, because a significant portion of target total direct pay (consisting of base salary, target bonus opportunity, and equity-based incentives) to our PEO and non-PEO NEOs is delivered in the form of long-term equity-based incentives, the change in CAP over time is impacted significantly by changes in our stock price.

Total Shareholder Return Vs Peer Group
Certain CAP Relationships
The relationships between the Company’s TSR and the peer group TSR reported in the 2023 Pay Versus Performance table above, as well as between CAP and the Company’s TSR, net income and operating profit, are shown in the charts below. As shown in these charts and as more fully described in the notes to the 2023 Pay Versus Performance table above and the Compensation Discussion and Analysis in this Proxy Statement, there is significant alignment between CAP and the Company’s TSR and operating profit; TSR and operating profit are measures that have been specifically selected by the Compensation Committee for use in our executive compensation program for purposes of aligning executive compensation with Company performance. In addition, because a significant portion of target total direct pay (consisting of base salary, target bonus opportunity, and equity-based incentives) to our PEO and non-PEO NEOs is delivered in the form of long-term equity-based incentives, the change in CAP over time is impacted significantly by changes in our stock price.

Tabular List, Table
Important Performance Measures
The list below includes financial and certain other performance measures that in our assessment represent the most important performance measures used to link the compensation of our PEO and non-PEO NEOs, for 2023, to Company performance. The performance measures included in this table are not ranked by relative importance.
Most Important Performance Measures
Broadband business operating profit
Broadband business fiber-to-the-home (FTTH) revenue
Video business operating profit
SaaS revenue
Relative TSR vs. NASDAQ Telecommunications Index

Total Shareholder Return Amount	$ 167.18	167.95	150.77	94.74
Peer Group Total Shareholder Return Amount	90.96	82.21	112.44	110.08
Net Income (Loss)	$ 83,994,000	$ 28,182,000	$ 13,254,000	$ (29,271,000)
Company Selected Measure Amount	22,172,000	45,519,000	18,809,000	(12,449,000)
PEO Name	Patrick Harshman	Patrick Harshman	Patrick Harshman	Patrick Harshman
Measure:: 1
Pay vs Performance Disclosure
Name	Broadband business operating profit
Measure:: 2
Pay vs Performance Disclosure
Name	Broadband business fiber-to-the-home (FTTH) revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Video business operating profit
Measure:: 4
Pay vs Performance Disclosure
Name	SaaS revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR vs. NASDAQ Telecommunications Index
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,994,583)	$ (3,116,592)	$ (3,069,282)	$ (2,270,749)
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,690,647	5,003,296	5,343,927	2,475,519
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,981	1,957,765	3,778,266	(401,000)
PEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,741	(949,597)	187,439	(278,321)
PEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(95,550)
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,039,094)	(751,151)	(1,271,651)	(653,820)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	886,411	1,072,004	1,876,882	828,308
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,791	132,497	206,713	(18,963)
Non-PEO NEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,002	0	0	0
Non-PEO NEO | Change in Fair Value at Vesting of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,880	(145,489)	98,210	(136,451)
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (24,598)